Marketable Investments (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Investment Holdings Reconciliation [Abstract]
Amortized Cost	$ 3,000	$ 3,119
Gross Unrealized Gains		0
Gross Unrealized Loss		0
Fair Value	$ 3,000	$ 3,119